OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities [Abstract]
Operating lease liabilities, long term		$ 131,568
Other			45,000
Total other liabilities	$ 92,503	$ 131,568	$ 45,000